STATEMENT OF INVESTMENTS
BNY Mellon High Yield Strategies Fund

June 30, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 125.9%
Advertising - .8%
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes	5.13	8/15/2027	1,161,000	[b,c]	1,055,596
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes	5.00	8/15/2027	544,000	[b,c]	494,559
				1,550,155
Aerospace & Defense - 3.2%
Bombardier, Inc., Sr. Unscd. Notes	7.50	2/1/2029	665,000	[b,c]	658,067
Bombardier, Inc., Sr. Unscd. Notes	7.88	4/15/2027	390,000	[c]	389,544
Rolls-Royce PLC, Gtd. Bonds	3.63	10/14/2025	810,000	[b,c]	769,281
Spirit AeroSystems, Inc., Scd. Notes	7.50	4/15/2025	1,000,000	[b,c]	989,420
Spirit AeroSystems, Inc., Sr. Scd. Notes	9.38	11/30/2029	620,000	[b,c]	664,532
TransDigm, Inc., Gtd. Notes	4.88	5/1/2029	1,003,000	[b]	897,152
TransDigm, Inc., Gtd. Notes	5.50	11/15/2027	810,000	[b]	764,931
TransDigm, Inc., Sr. Scd. Notes	6.75	8/15/2028	850,000	[b,c]	854,284
				5,987,211
Airlines - 1.7%
Air Canada, Sr. Scd. Notes	3.88	8/15/2026	830,000	[b,c]	770,035
American Airlines, Inc., Sr. Scd. Notes	11.75	7/15/2025	836,000	[b,c]	917,450
American Airlines, Inc./Aadvantage Loyalty IP Ltd., Sr. Scd. Notes	5.75	4/20/2029	1,580,000	[c]	1,535,568
				3,223,053
Automobiles & Components - 5.8%
Clarios Global LP/Clarios US Finance Co., Gtd. Notes	8.50	5/15/2027	890,000	[c]	893,125
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes	6.75	5/15/2028	1,283,000	[b,c]	1,279,866
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes	8.00	2/1/2028	1,809,000	[b,c]	1,650,158
Ford Motor Co., Sr. Unscd. Notes	4.75	1/15/2043	680,000	[b]	523,507
Ford Motor Co., Sr. Unscd. Notes	5.29	12/8/2046	813,000	[b]	670,316
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	4.00	11/13/2030	1,620,000	[b]	1,385,883
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	6.95	6/10/2026	1,020,000	[b]	1,026,038
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	7.35	3/6/2030	730,000	[b]	746,328
IHO Verwaltungs GmbH, Sr. Scd. Bonds	6.00	5/15/2027	1,450,000	[b,c,d]	1,365,152

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 125.9% (continued)
Automobiles & Components - 5.8% (continued)
IHO Verwaltungs GmbH, Sr. Scd. Bonds	EUR	8.75	5/15/2028	190,000	[c,d]	214,296
Standard Profil Automotive GmbH, Sr. Scd. Bonds	EUR	6.25	4/30/2026	675,000	[c]	512,738
ZF North America Capital, Inc., Gtd. Notes		6.88	4/14/2028	510,000	[c]	516,979
					10,784,386
Banks - 1.4%
Citigroup, Inc., Jr. Sub. Notes		3.88	2/18/2026	416,000	[e]	349,440
Freedom Mortgage Corp., Sr. Unscd. Notes		8.13	11/15/2024	530,000	[c]	525,649
Freedom Mortgage Corp., Sr. Unscd. Notes		8.25	4/15/2025	650,000	[c]	634,459
Societe Generale SA, Jr. Sub. Bonds		7.88	12/18/2023	1,100,000	[b,c,e]	1,078,467
					2,588,015
Building Materials - 2.5%
Camelot Return Merger Sub, Inc., Sr. Scd. Notes		8.75	8/1/2028	691,000	[b,c]	653,907
Eco Material Technologies, Inc., Sr. Scd. Notes		7.88	1/31/2027	1,531,000	[b,c]	1,450,965
Emerald Debt Merger Sub LLC, Sr. Scd. Notes		6.63	12/15/2030	1,168,000	[b,c]	1,159,240
PCF GmbH, Sr. Scd. Bonds	EUR	4.75	4/15/2026	740,000	[c]	624,353
Standard Industries, Inc., Sr. Unscd. Notes		4.38	7/15/2030	393,000	[c]	340,730
Standard Industries, Inc., Sr. Unscd. Notes		4.75	1/15/2028	497,000	[b,c]	463,327
					4,692,522
Chemicals - 3.2%
Iris Holdings, Inc., Sr. Unscd. Notes		8.75	2/15/2026	1,396,000	[b,c,d]	1,330,033
Italmatch Chemicals SPA, Sr. Scd. Notes	EUR	10.00	2/6/2028	950,000	[c]	1,013,295
NOVA Chemicals Corp., Sr. Unscd. Notes		5.00	5/1/2025	610,000	[c]	584,289
Olympus Water US Holding Corp., Sr. Scd. Notes		9.75	11/15/2028	1,130,000	[b,c]	1,103,501
SCIH Salt Holdings, Inc., Sr. Scd. Notes		4.88	5/1/2028	460,000	[c]	411,385
SCIH Salt Holdings, Inc., Sr. Unscd. Notes		6.63	5/1/2029	620,000	[b,c]	520,168
WR Grace Holdings LLC, Sr. Scd. Notes		7.38	3/1/2031	390,000	[c]	382,544
WR Grace Holdings LLC, Sr. Unscd. Notes		5.63	8/15/2029	770,000	[c]	631,593
					5,976,808

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 125.9% (continued)
Collateralized Loan Obligations Debt - 4.5%
Battalion X Ltd. CLO, Ser. 2016-10A, Cl. DR2, (3 Month LIBOR +6.61%)		11.88	1/25/2035	1,000,000	[c,f]	817,908
Chenango Park Ltd. CLO, Ser. 2018-1A, Cl. D, (3 Month LIBOR +5.80%)		11.06	4/15/2030	1,000,000	[c,f]	803,018
Crown Point 8 Ltd. CLO, Ser. 2019-8A, Cl. ER, (3 Month LIBOR +7.13%)		12.38	10/20/2034	2,375,000	[c,f]	2,160,390
Northwoods Capital 27 Ltd. CLO, Ser. 2021-27A, Cl. E, (3 Month LIBOR +7.04%)		12.30	10/17/2034	1,150,000	[c,f]	963,153
Octagon Investment Partners 33 Ltd. CLO, Ser. 2017-1A, Cl. D, (3 Month LIBOR +6.30%)		11.55	1/20/2031	1,525,000	[c,f]	1,253,207
Octagon Investment Partners 46 Ltd. CLO, Ser. 2020-2A, Cl. ER, (3 Month LIBOR +6.60%)		11.86	7/15/2036	2,000,000	[c,f]	1,574,292
OZLM VI Ltd. CLO, Ser. 2014-6A, Cl. DS, (3 Month LIBOR +6.05%)		11.31	4/17/2031	1,000,000	[c,f]	770,797
					8,342,765
Commercial & Professional Services - 6.4%
Adtalem Global Education, Inc., Sr. Scd. Notes		5.50	3/1/2028	995,000	[b,c]	904,107
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Bonds	GBP	4.88	6/1/2028	1,200,000	[c]	1,189,863
APX Group, Inc., Sr. Scd. Notes		6.75	2/15/2027	734,000	[b,c]	720,080
House of HR Group BV, Sr. Scd. Bonds	EUR	9.00	11/3/2029	1,240,000	[c]	1,339,557
MPH Acquisition Holdings LLC, Sr. Scd. Notes		5.50	9/1/2028	821,000	[b,c]	700,727
Neptune Bidco US, Inc., Sr. Scd. Notes		9.29	4/15/2029	705,000	[b,c]	647,981
Prime Security Services Borrower LLC/Prime Finance, Inc., Scd. Notes		6.25	1/15/2028	1,429,000	[b,c]	1,340,754
Prime Security Services Borrower LLC/Prime Finance, Inc., Sr. Scd. Notes		3.38	8/31/2027	285,000	[c]	251,643
Prime Security Services Borrower LLC/Prime Finance, Inc., Sr. Scd. Notes		5.75	4/15/2026	518,000	[c]	508,949
The Hertz Corp., Gtd. Notes		4.63	12/1/2026	1,450,000	[c]	1,310,039
United Rentals North America, Inc., Sr. Scd. Notes		6.00	12/15/2029	940,000	[b,c]	938,703
Verisure Midholding AB, Gtd. Notes	EUR	5.25	2/15/2029	2,200,000	[c]	2,087,056
					11,939,459

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 125.9% (continued)
Consumer Discretionary - 10.6%
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes	7.88	4/30/2029	1,278,000	[b,c]	1,299,100
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes	4.63	4/1/2030	640,000	[b,c]	547,181
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes	6.63	1/15/2028	270,000	[c]	258,474
Caesars Entertainment, Inc., Sr. Scd. Notes	7.00	2/15/2030	1,040,000	[b,c]	1,045,346
Carnival Corp., Gtd. Notes	6.00	5/1/2029	1,388,000	[b,c]	1,240,552
Carnival Corp., Gtd. Notes	7.63	3/1/2026	1,008,000	[b,c]	988,166
Carnival Holdings Bermuda Ltd., Gtd. Notes	10.38	5/1/2028	564,000	[b,c]	617,396
CCM Merger, Inc., Sr. Unscd. Notes	6.38	5/1/2026	1,760,000	[b,c]	1,709,294
Churchill Downs, Inc., Gtd. Notes	4.75	1/15/2028	440,000	[b,c]	408,576
Everi Holdings, Inc., Gtd. Notes	5.00	7/15/2029	1,441,000	[b,c]	1,263,268
International Game Technology PLC, Sr. Scd. Notes	5.25	1/15/2029	1,105,000	[b,c]	1,047,706
Jacobs Entertainment, Inc., Sr. Unscd. Notes	6.75	2/15/2029	591,000	[c]	529,506
KB Home, Gtd. Notes	4.00	6/15/2031	1,197,000	[b]	1,033,478
NCL Corp. Ltd., Gtd. Notes	5.88	3/15/2026	1,032,000	[b,c]	966,431
NCL Corp. Ltd., Sr. Scd. Notes	5.88	2/15/2027	816,000	[b,c]	795,094
Raptor Acquisition Corp./Raptor Co-Issuer LLC, Sr. Scd. Notes	4.88	11/1/2026	226,000	[c]	213,208
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes	5.50	8/31/2026	2,182,000	[b,c]	2,070,820
Scientific Games Holdings LP/Scientific Games US Finco, Inc., Sr. Unscd. Notes	6.63	3/1/2030	1,437,000	[b,c]	1,265,889
Taylor Morrison Communities, Inc., Sr. Unscd. Notes	5.13	8/1/2030	538,000	[c]	497,221
Viking Cruises Ltd., Sr. Unscd. Notes	9.13	7/15/2031	700,000	[c]	707,686
Windsor Holdings III LLC, Sr. Scd. Notes	8.50	6/15/2030	1,172,000	[c]	1,167,980
				19,672,372
Consumer Staples - .6%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., Sr. Scd. Notes	5.00	12/31/2026	720,000	[b,c]	659,581
Newell Brands, Inc., Sr. Unscd. Notes	4.70	4/1/2026	546,000	[b]	513,393
				1,172,974
Diversified Financials - 9.4%
Advisor Group Holdings, Inc., Sr. Unscd. Notes	10.75	8/1/2027	1,080,000	[b,c]	1,088,275

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 125.9% (continued)
Diversified Financials - 9.4% (continued)
Ally Financial, Inc., Gtd. Notes		8.00	11/1/2031	1,211,000	[b]	1,258,178
Ally Financial, Inc., Jr. Sub. Notes, Ser. B		4.70	5/15/2026	1,142,000	[e]	808,679
Blackstone Secured Lending Fund, Sr. Unscd. Notes		2.85	9/30/2028	1,300,000	[b]	1,066,626
Encore Capital Group, Inc., Sr. Scd. Bonds	EUR	4.88	10/15/2025	910,000	[c]	931,413
Encore Capital Group, Inc., Sr. Scd. Notes	GBP	4.25	6/1/2028	1,570,000	[c]	1,528,807
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds	GBP	7.75	11/1/2025	910,000	[c]	831,960
Garfunkelux Holdco 3 SA, Sr. Scd. Notes	EUR	6.75	11/1/2025	935,000	[c]	749,492
Home Point Capital, Inc., Gtd. Notes		5.00	2/1/2026	1,150,000	[c]	1,032,107
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes		4.75	9/15/2024	744,000	[b]	711,536
Intrum AB, Sr. Unscd. Bonds	EUR	3.13	7/15/2024	620,121	[c]	630,232
Intrum AB, Sr. Unscd. Notes	EUR	9.25	3/15/2028	1,200,000	[c]	1,111,027
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes		4.50	11/15/2029	317,000	[c]	273,095
Navient Corp., Sr. Unscd. Notes		6.75	6/15/2026	805,000	[b]	776,909
Navient Corp., Sr. Unscd. Notes		6.75	6/25/2025	610,000		600,301
NFP Corp., Sr. Unscd. Notes		6.88	8/15/2028	470,000	[c]	408,632
OneMain Finance Corp., Gtd. Notes		6.63	1/15/2028	1,330,000	[b]	1,255,879
PennyMac Financial Services, Inc., Gtd. Notes		5.38	10/15/2025	1,420,000	[b,c]	1,343,398
PennyMac Financial Services, Inc., Gtd. Notes		5.75	9/15/2031	1,206,000	[b,c]	984,800
					17,391,346
Electronic Components - .8%
Sensata Technologies BV, Gtd. Notes		5.88	9/1/2030	980,000	[b,c]	953,883
TTM Technologies, Inc., Gtd. Notes		4.00	3/1/2029	506,000	[b,c]	430,611
					1,384,494
Energy - 10.1%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes		8.25	2/15/2026	1,867,000	[b,c]	1,836,026
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes		5.75	3/1/2027	1,340,000	[b,c]	1,293,551
Antero Resources Corp., Gtd. Notes		5.38	3/1/2030	555,000	[b,c]	514,308
Apache Corp., Sr. Unscd. Notes		5.10	9/1/2040	709,000	[b]	577,052
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unscd. Notes		6.63	7/15/2026	1,050,000	[b,c]	1,040,631
Chesapeake Energy Corp., Gtd. Notes		5.88	2/1/2029	479,000	[c]	455,443

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 125.9% (continued)
Energy - 10.1% (continued)
CQP Holdco LP/Bip-V Chinook Holdco LLC, Sr. Scd. Notes	5.50	6/15/2031	740,000	[b,c]	661,207
CrownRock LP/Crownrock Finance, Inc., Sr. Unscd. Notes	5.00	5/1/2029	337,000	[b,c]	316,045
CVR Energy, Inc., Gtd. Bonds	5.25	2/15/2025	1,981,000	[c]	1,912,259
EnLink Midstream LLC, Gtd. Notes	6.50	9/1/2030	1,166,000	[b,c]	1,165,880
EQM Midstream Partners LP, Sr. Unscd. Notes	5.50	7/15/2028	969,000	[b]	917,756
EQM Midstream Partners LP, Sr. Unscd. Notes	7.50	6/1/2027	242,000	[b,c]	244,551
New Fortress Energy, Inc., Sr. Scd. Notes	6.50	9/30/2026	285,000	[c]	255,293
New Fortress Energy, Inc., Sr. Scd. Notes	6.75	9/15/2025	1,250,000	[b,c]	1,173,912
Rockcliff Energy II LLC, Sr. Unscd. Notes	5.50	10/15/2029	2,092,000	[b,c]	1,931,899
Rockies Express Pipeline LLC, Sr. Unscd. Notes	4.80	5/15/2030	755,000	[b,c]	660,542
Southwestern Energy Co., Gtd. Notes	5.38	3/15/2030	370,000	[b]	345,631
Southwestern Energy Co., Gtd. Notes	5.38	2/1/2029	301,000	[b]	283,742
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes	3.88	11/1/2033	1,754,000	[b,c]	1,438,667
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes	4.13	8/15/2031	600,000	[b,c]	516,826
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes	6.25	1/15/2030	396,000	[c]	393,179
Venture Global LNG, Inc., Sr. Scd. Notes	8.13	6/1/2028	776,000	[b,c]	789,002
				18,723,402
Environmental Control - 1.3%
Covanta Holding Corp., Gtd. Notes	4.88	12/1/2029	881,000	[b,c]	763,179
Covanta Holding Corp., Gtd. Notes	5.00	9/1/2030	470,000		399,641
Waste Pro USA, Inc., Sr. Unscd. Notes	5.50	2/15/2026	1,398,000	[b,c]	1,298,424
				2,461,244
Food Products - 1.4%
Chobani LLC/Chobani Finance Corp., Inc., Gtd. Notes	7.50	4/15/2025	710,000	[c]	707,441
Post Holdings, Inc., Gtd. Notes	4.63	4/15/2030	1,350,000	[c]	1,184,536
Post Holdings, Inc., Gtd. Notes	5.50	12/15/2029	760,000	[c]	702,263
				2,594,240
Health Care - 7.2%
1375209 BC Ltd., Sr. Scd. Notes	9.00	1/30/2028	770,000	[b,c]	772,814
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes	5.50	1/15/2028	860,000	[b,c]	779,526
CHS/Community Health Systems, Inc., Sr. Scd. Notes	5.25	5/15/2030	1,033,000	[b,c]	814,791

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 125.9% (continued)
Health Care - 7.2% (continued)
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.63	3/15/2027	1,240,000	[b,c]	1,093,932
CHS/Community Health Systems, Inc., Sr. Scd. Notes		8.00	3/15/2026	400,000	[c]	390,003
Cidron Aida Finco Sarl, Sr. Scd. Bonds	GBP	6.25	4/1/2028	710,000	[c]	790,105
HealthEquity, Inc., Gtd. Notes		4.50	10/1/2029	891,000	[b,c]	786,380
Jazz Securities DAC, Sr. Scd. Notes		4.38	1/15/2029	1,090,000	[b,c]	973,599
LifePoint Health, Inc., Gtd. Notes		5.38	1/15/2029	445,000	[b,c]	263,263
Medline Borrower LP, Sr. Scd. Notes		3.88	4/1/2029	437,000	[c]	380,194
Medline Borrower LP, Sr. Unscd. Notes		5.25	10/1/2029	2,013,000	[b,c]	1,748,752
Option Care Health, Inc., Gtd. Notes		4.38	10/31/2029	1,203,000	[b,c]	1,060,076
Prime Healthcare Services, Inc., Sr. Scd. Notes		7.25	11/1/2025	291,000	[b,c]	276,134
Tenet Healthcare Corp., Gtd. Notes		6.13	10/1/2028	2,030,000	[b]	1,956,230
Tenet Healthcare Corp., Scd. Notes		6.25	2/1/2027	320,000	[b]	317,079
Tenet Healthcare Corp., Sr. Scd. Notes		6.75	5/15/2031	890,000	[b,c]	893,280
					13,296,158
Industrial - 2.1%
Chart Industries, Inc., Sr. Scd. Notes		7.50	1/1/2030	1,520,000	[b,c]	1,552,688
Dycom Industries, Inc., Gtd. Notes		4.50	4/15/2029	1,150,000	[b,c]	1,045,465
Husky III Holding Ltd., Sr. Unscd. Notes		13.00	2/15/2025	1,331,000	[b,c,d]	1,214,537
					3,812,690
Information Technology - 3.7%
AthenaHealth Group, Inc., Sr. Unscd. Notes		6.50	2/15/2030	3,311,000	[b,c]	2,789,981
Black Knight InfoServ LLC, Gtd. Notes		3.63	9/1/2028	1,010,000	[c]	912,555
Central Parent, Inc./CDK Global, Inc., Sr. Scd. Notes		7.25	6/15/2029	1,075,000	[b,c]	1,064,046
Elastic NV, Sr. Unscd. Notes		4.13	7/15/2029	1,227,000	[b,c]	1,059,637
SS&C Technologies, Inc., Gtd. Notes		5.50	9/30/2027	970,000	[b,c]	929,898
					6,756,117
Insurance - 3.2%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes		4.25	2/15/2029	1,530,000	[b,c]	1,322,204
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes		7.00	11/15/2025	1,360,000	[c]	1,318,365
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes		6.75	4/15/2028	925,000	[b,c]	918,389
AmWINS Group, Inc., Sr. Unscd. Notes		4.88	6/30/2029	579,000	[b,c]	523,461

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 125.9% (continued)
Insurance - 3.2% (continued)
AssuredPartners, Inc., Sr. Unscd. Notes		5.63	1/15/2029	659,000	[b,c]	571,039
Global Atlantic Financial Co., Gtd. Notes		3.13	6/15/2031	980,000	[b,c]	738,585
GTCR AP Finance, Inc., Sr. Unscd. Notes		8.00	5/15/2027	445,000	[b,c]	436,740
					5,828,783
Internet Software & Services - 2.5%
Arches Buyer, Inc., Sr. Scd. Notes		4.25	6/1/2028	613,000	[b,c]	534,145
Cogent Communications Group, Inc., Gtd. Notes		7.00	6/15/2027	1,530,000	[b,c]	1,481,652
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes		5.25	12/1/2027	800,000	[c]	760,752
Match Group Holdings II LLC, Sr. Unscd. Notes		3.63	10/1/2031	1,210,000	[b,c]	995,709
Uber Technologies, Inc., Gtd. Notes		4.50	8/15/2029	990,000	[b,c]	913,050
					4,685,308
Materials - 7.3%
ARD Finance SA, Sr. Scd. Notes		6.50	6/30/2027	1,125,000	[b,c,d]	913,079
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Scd. Notes		3.25	9/1/2028	685,000	[c]	589,167
Clydesdale Acquisition Holdings, Inc., Gtd. Notes		8.75	4/15/2030	1,433,000	[b,c]	1,266,520
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes		6.63	4/15/2029	410,000	[c]	391,488
Crown Americas LLC/Crown Americas Capital Corp. VI, Gtd. Notes		4.75	2/1/2026	680,000		659,645
Graham Packaging Co., Inc., Gtd. Notes		7.13	8/15/2028	1,183,000	[b,c]	1,011,589
Kleopatra Finco Sarl, Sr. Scd. Bonds	EUR	4.25	3/1/2026	1,117,000	[c]	1,021,596
LABL, Inc., Sr. Scd. Notes		6.75	7/15/2026	605,000	[b,c]	595,490
LABL, Inc., Sr. Unscd. Notes		8.25	11/1/2029	419,000	[b,c]	351,174
LABL, Inc., Sr. Unscd. Notes		10.50	7/15/2027	1,498,000	[b,c]	1,440,025
Mauser Packaging Solutions Holding Co., Scd. Notes		9.25	4/15/2027	766,000	[b,c]	707,920
Mauser Packaging Solutions Holding Co., Sr. Scd. Notes		7.88	8/15/2026	1,310,000	[b,c]	1,302,911
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Scd. Notes		4.00	10/15/2027	1,130,000	[b,c]	1,000,605
Sealed Air Corp., Gtd. Notes		5.00	4/15/2029	1,100,000	[b,c]	1,024,683
Trivium Packaging Finance BV, Sr. Scd. Notes		5.50	8/15/2026	1,358,000	[b,c]	1,305,655
					13,581,547

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 125.9% (continued)
Media - 10.1%
Altice Financing SA, Sr. Scd. Bonds		5.75	8/15/2029	2,605,000	[b,c]	2,020,701
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.50	5/1/2032	799,000	[b]	638,746
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.75	3/1/2030	1,443,000	[b,c]	1,235,184
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.75	2/1/2032	1,290,000	[c]	1,053,349
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		5.00	2/1/2028	1,290,000	[b,c]	1,176,661
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		5.13	5/1/2027	1,060,000	[b,c]	988,206
CSC Holdings LLC, Gtd. Notes		5.38	2/1/2028	1,321,000	[b,c]	1,063,406
CSC Holdings LLC, Sr. Unscd. Bonds		5.25	6/1/2024	1,380,000		1,285,067
CSC Holdings LLC, Sr. Unscd. Notes		5.75	1/15/2030	730,000	[b,c]	345,717
CSC Holdings LLC, Sr. Unscd. Notes		7.50	4/1/2028	385,000	[b,c]	220,032
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., Sr. Scd. Notes		5.88	8/15/2027	890,000	[b,c]	807,061
DISH Network Corp., Sr. Scd. Notes		11.75	11/15/2027	2,650,000	[b,c]	2,589,159
Gray Escrow II, Inc., Gtd. Notes		5.38	11/15/2031	1,190,000	[b,c]	790,032
iHeartCommunications, Inc., Sr. Scd. Notes		6.38	5/1/2026	1,000,000	[b]	840,160
Scripps Escrow II, Inc., Sr. Scd. Notes		3.88	1/15/2029	480,000	[c]	388,042
Scripps Escrow, Inc., Gtd. Notes		5.88	7/15/2027	320,000	[c]	259,448
Summer BidCo BV, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	1,433,153	[c,d]	1,397,258
Virgin Media Finance PLC, Gtd. Notes		5.00	7/15/2030	630,000	[b,c]	502,176
Virgin Media Secured Finance PLC, Sr. Scd. Notes		5.50	5/15/2029	667,000	[c]	603,964
Ziggo Bond Co. BV, Gtd. Notes		5.13	2/28/2030	559,000	[b,c]	423,982
					18,628,351
Metals & Mining - 1.7%
FMG Resources August 2006 Pty Ltd., Sr. Unscd. Notes		6.13	4/15/2032	690,000	[b,c]	658,567
Novelis Corp., Gtd. Notes		3.25	11/15/2026	1,220,000	[c]	1,105,659
Taseko Mines Ltd., Sr. Scd. Notes		7.00	2/15/2026	1,428,000	[b,c]	1,302,980
					3,067,206
Real Estate - 3.2%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Gtd. Notes		5.25	10/1/2025	1,644,000	[b,c]	1,553,892
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Scd. Notes		4.88	5/15/2029	870,000	[c]	750,614
Rithm Capital Corp., Sr. Unscd. Notes		6.25	10/15/2025	2,067,000	[b,c]	1,940,231
RLJ Lodging Trust LP, Sr. Scd. Notes		4.00	9/15/2029	1,530,000	[b,c]	1,282,731

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 125.9% (continued)
Real Estate - 3.2% (continued)
SBA Communications Corp., Sr. Unscd. Notes		3.13	2/1/2029	475,000	[b]	403,064
					5,930,532
Retailing - 6.3%
1011778 BC ULC/New Red Finance, Inc., Sr. Scd. Notes		3.88	1/15/2028	1,422,000	[b,c]	1,301,285
Foundation Building Materials, Inc., Gtd. Notes		6.00	3/1/2029	696,000	[c]	582,040
Kohl's Corp., Sr. Unscd. Notes		4.25	7/17/2025	560,000		518,704
Macy's Retail Holdings LLC, Gtd. Notes		4.50	12/15/2034	1,028,000	[b]	740,366
Macy's Retail Holdings LLC, Gtd. Notes		5.88	4/1/2029	770,000	[b,c]	703,472
PetSmart, Inc./Petsmart Finance Corp., Gtd. Notes		7.75	2/15/2029	790,000	[b,c]	785,843
QVC, Inc., Sr. Scd. Notes		4.85	4/1/2024	1,680,000	[b]	1,644,325
SRS Distribution, Inc., Gtd. Notes		6.00	12/1/2029	1,119,000	[b,c]	967,370
SRS Distribution, Inc., Sr. Scd. Notes		4.63	7/1/2028	283,000	[c]	253,047
Staples, Inc., Sr. Scd. Notes		7.50	4/15/2026	1,165,000	[b,c]	963,767
Staples, Inc., Sr. Unscd. Notes		10.75	4/15/2027	202,000	[c]	117,633
White Cap Buyer LLC, Sr. Unscd. Notes		6.88	10/15/2028	1,496,000	[b,c]	1,357,747
Yum! Brands, Inc., Sr. Unscd. Notes		4.75	1/15/2030	820,000	[b,c]	768,656
Yum! Brands, Inc., Sr. Unscd. Notes		5.38	4/1/2032	1,025,000	[b]	975,442
					11,679,697
Semiconductors & Semiconductor Equipment - .4%
Entegris Escrow Corp., Gtd. Notes		5.95	6/15/2030	810,000	[c]	777,298
Technology Hardware & Equipment - 1.0%
Ahead DB Holdings LLC, Gtd. Notes		6.63	5/1/2028	571,000	[c]	465,005
Virtusa Corp., Sr. Unscd. Notes		7.13	12/15/2028	570,000	[c]	464,731
Western Digital Corp., Gtd. Notes		4.75	2/15/2026	1,034,000	[b]	985,834
					1,915,570
Telecommunication Services - 8.6%
Altice France Holding SA, Sr. Scd. Notes	EUR	8.00	5/15/2027	395,000	[c]	252,686
Altice France Holding SA, Sr. Scd. Notes		10.50	5/15/2027	2,803,000	[c]	1,700,538
Altice France SA, Sr. Scd. Notes		5.50	1/15/2028	1,160,000	[b,c]	877,310
Altice France SA, Sr. Scd. Notes		8.13	2/1/2027	1,305,000	[b,c]	1,131,470
C&W Senior Financing DAC, Sr. Unscd. Notes		6.88	9/15/2027	473,000	[c]	413,118
CommScope, Inc., Gtd. Notes		7.13	7/1/2028	270,000	[c]	192,054
CommScope, Inc., Gtd. Notes		8.25	3/1/2027	1,271,000	[b,c]	1,018,551
Connect Finco Sarl/Connect US Finco LLC, Sr. Scd. Notes		6.75	10/1/2026	2,066,000	[b,c]	2,008,599

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 125.9% (continued)
Telecommunication Services - 8.6% (continued)
Eolo SPA, Sr. Scd. Bonds	EUR	4.88	10/21/2028	930,000	[c]	763,667
Frontier Communications Holdings LLC, Sr. Scd. Notes		5.88	10/15/2027	459,000	[c]	421,704
Frontier Communications Holdings LLC, Sr. Scd. Notes		8.75	5/15/2030	1,340,000	[b,c]	1,310,887
Iliad Holding SASU, Sr. Scd. Notes		6.50	10/15/2026	1,114,000	[b,c]	1,052,421
Level 3 Financing, Inc., Gtd. Notes		4.63	9/15/2027	745,000	[b,c]	519,255
Level 3 Financing, Inc., Sr. Scd. Notes		10.50	5/15/2030	798,000	[b,c]	810,411
Lumen Technologies, Inc., Sr. Scd. Notes		4.00	2/15/2027	1,584,000	[c]	1,182,226
Telecom Italia Capital SA, Gtd. Notes		6.00	9/30/2034	470,000		379,583
ViaSat, Inc., Sr. Unscd. Notes		5.63	9/15/2025	1,020,000	[b,c]	989,400
Zayo Group Holdings, Inc., Sr. Scd. Notes		4.00	3/1/2027	1,180,000	[b,c]	834,713
					15,858,593
Transportation - .3%
First Student Bidco, Inc./First Transit Parent, Inc., Sr. Scd. Notes		4.00	7/31/2029	637,000	[b,c]	540,342
Utilities - 4.6%
Calpine Corp., Sr. Scd. Notes		4.50	2/15/2028	435,000	[c]	394,241
Calpine Corp., Sr. Unscd. Notes		4.63	2/1/2029	1,695,000	[b,c]	1,432,033
Calpine Corp., Sr. Unscd. Notes		5.00	2/1/2031	755,000	[b,c]	625,406
NRG Energy, Inc., Gtd. Notes		5.25	6/15/2029	880,000	[c]	787,714
NRG Energy, Inc., Jr. Sub. Bonds		10.25	3/15/2028	1,090,000	[b,c,e]	1,028,944
PG&E Corp., Sr. Scd. Notes		5.00	7/1/2028	1,141,000	[b]	1,048,031
Pike Corp., Gtd. Notes		5.50	9/1/2028	705,000	[b,c]	633,657
Solaris Midstream Holdings LLC, Gtd. Notes		7.63	4/1/2026	1,250,000	[c]	1,210,930
Vistra Corp., Jr. Sub. Notes		7.00	12/15/2026	1,631,000	[b,c,e]	1,424,882
					8,585,838
Total Bonds and Notes (cost $241,415,011)				233,428,476

Floating Rate Loan Interests - 13.3%
Building Materials - .4%
Cornerstone Building, New Term Loan B, (1 Month TSFR +3.35%)		8.50	4/12/2028	696,438	[f]	669,454
Chemicals - .6%
SCIH Salt Holdings, Inc., First Lien Incremental Term Loan B-1, (1 Month LIBOR +4.00%)		9.19	3/16/2027	1,041,833	[f]	1,028,076
Commercial & Professional Services - 1.4%
Indy US Holdco LLC, Fifth Amendment Incremental Term Loan, (1 Month TSFR +6.25%)		11.35	3/5/2028	392,382	[f]	372,438

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 13.3% (continued)
Commercial & Professional Services - 1.4% (continued)
Indy US Holdco LLC, Term Loan B, (1 Month TSFR +6.25%)	6.75	3/5/2028	809,546	[f]	768,397
MPH Acquisition Holdings, Initial Term Loan, (3 Month LIBOR +4.25%)	9.73	9/1/2028	453,845	[f]	406,840
Neptune Bidco US, Inc., Dollar Term Loan B, (3 Month TSFR +5.10%)	10.00	4/11/2029	1,170,000	[f]	1,033,988
				2,581,663
Consumer Staples - .6%
Hunter Douglas, Inc., Tranche Term Loan B-1, (3 Month TSFR +3.50%)	8.67	2/25/2029	1,140,324	[f]	1,087,230
Diversified Financials - .4%
BHN Merger Sub, Inc., Second Lien Term Loan, (3 Month LIBOR +7.00%)	12.25	6/15/2026	430,000	[f]	412,585
Edelman Financial Center, Second Lien Initial Term Loan, (1 Month LIBOR +6.75%)	11.94	7/20/2026	270,000	[f]	261,596
				674,181
Energy - 1.1%
WaterBridge Midstream Operating, Initial Term Loan, (3 Month LIBOR +5.75%)	11.01	6/21/2026	1,967,460	[f]	1,958,705
Health Care - .7%
LifePoint Health, Inc., First Lien Term Loan B, (3 Month LIBOR +3.75%)	9.02	11/16/2025	1,440,000	[f]	1,337,206
Industrial - .4%
VAC Germany Holding GmbH, Term Loan B, (6 Month LIBOR +4.00%)	9.73	3/8/2025	832,069	[f]	815,427
Information Technology - 2.4%
Ascend Learning LLC, Initial Term Loan, (1 Month TSFR +3.60%)	8.70	12/10/2028	1,833,251	[f]	1,727,839
ECL Entertainment LLC, Term Loan B, (1 Month TSFR +7.50%)	12.72	4/30/2028	1,176,000	[f]	1,186,290
Hyland Software, Inc., 2021-1 Incremental Facility Term Loan, (1 Month TSFR +6.25%)	11.47	7/10/2025	730,000	[f]	705,363
RealPage, Inc., Second Lien Initial Term Loan, (1 Month LIBOR +6.50%)	11.65	4/22/2029	410,000	[f]	398,383
UKG, Inc., 2021 Second Lien Incremental Term Loan, (3 Month TSFR +5.25%)	10.27	5/3/2027	530,000	[f]	515,425
				4,533,300

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 13.3% (continued)
Insurance - 1.3%
Amynta Agency Borrower, 2023 Refinancing Term Loan, (1 Month TSFR +5.10%)	10.20	2/28/2028	810,000	[f]	789,754
Asurion LLC, New Term Loan B-4, (1 Month TSFR +5.31%)	10.51	1/20/2029	1,097,772	[f]	923,698
Asurion LLC, Second Lien Term Loan B-3, (1 Month TSFR +5.46%)	10.45	2/3/2028	770,000	[f]	658,111
				2,371,563
Internet Software & Services - 1.3%
Arches Buyer, Inc., Refinancing Term Loan, (1 Month TSFR +3.25%)	8.45	12/6/2027	847,826	[f]	819,742
MH Sub I LLC, 2023 May New Term Loan, (1 Month TSFR +4.25%)	9.40	5/3/2028	1,090,000	[f]	1,047,217
MH Sub I LLC, Second Lien Term Loan, (1 Month TSFR +6.25%)	11.35	2/23/2029	570,000	[f]	498,841
				2,365,800
Materials - .3%
Clydesdale Acquisition, Term Loan B, (1 Month TSFR +4.17%)	9.38	4/13/2029	658,338	[f]	649,091
Media - .3%
DIRECTV Financing LLC, Closing Date Term Loan, (1 Month TSFR +5.00%)	10.22	8/2/2027	662,312	[f]	648,973
Technology Hardware & Equipment - .7%
Mcafee Corp., Tranche Term Loan B-1, (1 Month TSFR +3.85%)	9.01	3/1/2029	1,381,511	[f]	1,325,291
Telecommunication Services - .7%
CCI Buyer, Inc., First Lien Initial Term Loan, (3 Month TSFR +4.00%)	9.24	12/17/2027	1,273,917	[f]	1,252,420
Utilities - .7%
Eastern Power LLC, Term Loan B, (1 Month LIBOR +3.75%)	8.85	10/2/2025	1,430,000	[f]	1,381,652
Total Floating Rate Loan Interests (cost $24,580,448)			24,680,032
Description			Shares		Value ($)
Common Stocks - .0%
Media - .0%
Altice USA, Inc., Cl. A (cost $163,083)			8,400	[g]	25,368

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 3.5%
Registered Investment Companies - 3.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $6,526,859)	5.17	6,526,859	[h] 6,526,859
Total Investments (cost $272,685,401)		142.7%	264,660,735
Liabilities, Less Cash and Receivables		(42.7%)	(79,196,367)
Net Assets		100.0%	185,464,368

LIBOR—London Interbank Offered Rate

TSFR—Term Secured Overnight Financing Rate Reference Rates

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities were valued at $204,123,804 or 110.06% of net assets.

d Payment-in-kind security and interest may be paid in additional par.

e Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

f Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

g Non-income producing security.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Barclays Capital, Inc.
United States Dollar	13,221,343	Euro	12,050,000	7/31/2023	51,115
United States Dollar	4,828,257	British Pound	3,795,000	7/31/2023	7,457
Gross Unrealized Appreciation					58,572

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon High Yield Strategies Fund

June 30, 2023 (Unaudited)

The following is a summary of the inputs used as of June 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	8,342,765	-	8,342,765
Corporate Bonds	-	225,085,711	-	225,085,711
Equity Securities - Common Stocks	25,368	-	-	25,368
Floating Rate Loan Interests	-	24,680,032	-	24,680,032
Investment Companies	6,526,859	-	-	6,526,859
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	58,572	-	58,572

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2023 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At June 30, 2023, accumulated net unrealized depreciation on investments was $7,966,094, consisting of $2,169,137 gross unrealized appreciation and $10,135,231 gross unrealized depreciation.

At June 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.